UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19403
(Address of principal executive offices)	(Zip code)

M3Sixty Administration LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.888.876.3566

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

ISRAEL - 37.48%	Shares	Fair Value

COMMON STOCK - 37.48%

Banks - 15.72%
Bank Hapoalim BM	60,428	$432,870
Bank Leumi Le-Israel BM	61,116	370,634
First International Bank Of Israel Ltd.	4,700	103,600
Israel Discount Bank Ltd. - Class A *	63,610	182,998
Mizrahi Tefahot Bank Ltd.	11,615	215,258
		1,305,360
Chemicals - 3.08%
Israel Chemicals Ltd.	59,635	255,971

Food - 4.26%
Frutarom Industries Ltd.	2,200	202,532
Strauss Group Ltd.	6,700	151,309
		353,841
Oil & Gas - 2.75%
Delek Group Ltd.	664	114,423
Paz Oil Co. Ltd. *	700	114,384
		228,807
Real Estate - 8.89%
Airport City Ltd. *	6,000	71,651
Alony Hetz Properties & Investments Ltd.	8,000	77,560
Amot Investments Ltd.	14,000	80,552
Azrieli Group Ltd.	5,100	251,919
Gazit-Globe Ltd.	13,500	137,486
Melisron Ltd.	2,700	119,077
		738,245
Telecommunications - 2.78%
Bezeq Israeli Telecommunication Corp. Ltd.	150,390	230,604

TOTAL COMMON STOCK - ISRAEL (Cost $2,258,804)		3,112,828

TOTAL ISRAEL (Cost $2,258,804)		3,112,828

UNITED STATES - 62.80%

COMMON STOCK - 60.66%

Aerospace & Defense - 3.12%
Elbit Systems Ltd.	1,798	258,930

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

UNITED STATES - 62.80% (continued)	Shares	Fair Value

COMMON STOCK - 60.66% (continued)

Computers - 16.97%
Amdocs Ltd.	7,103	$467,306
Check Point Software Technologies Ltd. *	6,995	726,711
Electronics For Imaging, Inc. *	3,000	82,170
VeriFone Systems, Inc. *	8,000	132,800
		1,408,987
Electric - 2.11%
Ormat Technologies, Inc.	2,800	175,224

Electronics - 1.32%
Orbotech Ltd. *	2,000	109,920

Healthcare - Products - 1.14%
OPKO Health, Inc. *	28,000	94,920

Internet - 3.04%
Imperva, Inc. *	2,200	102,630
Wix.com Ltd. *	2,000	150,100
		252,730
Pharmaceuticals - 22.31%
Perrigo Co. PLC	6,500	529,490
Taro Pharmaceutical Industries Ltd. *	2,000	196,300
Teva Pharmaceutical Industries Ltd. - ADR	60,216	1,127,244
		1,853,034
Semiconductors - 4.52%
Mellanox Technologies Ltd. *	3,300	227,040
Tower Semiconductor Ltd. *	5,100	148,002
		375,042
Software - 2.99%
CyberArk Software Ltd. *	2,100	103,971
Verint Systems, Inc. *	3,721	144,747
		248,718
Telecommunications - 3.14%
Nice Ltd. - ADR	2,700	260,793

TOTAL COMMON STOCK - UNITED STATES (Cost $4,403,605)		5,038,298

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

UNITED STATES - 62.80% (continued)	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.14%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.26% **	177,340	$177,340
TOTAL SHORT-TERM INVESTMENTS (Cost $177,340)		177,340

TOTAL UNITED STATES (Cost $4,580,945)		5,215,638

TOTAL INVESTMENTS (Cost $6,839,749) – 100.28%		$8,328,466
LIABIITIES IN EXCESS OF OTHER ASSETS, NET - (0.28)%		(23,384)
NET ASSETS - 100%		$8,305,082

*	Non-income producing security.
**	Rate shown represents the 7-day yield at February 28, 2018, is subject to change and resets daily.

ADR - American Depositary Receipt.

BM - Beeravon Mugbal (Limited).

PLC - Public Limited Company.

The accompanying notes are an integral part of this schedule of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. As of and during the nine month period ended February 28, 2018, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

The following is a summary of the inputs used, as of February 28, 2018 in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$3,112,828
Common Stock – United States (b)	5,038,298
Short-Term Investments	177,340
Total Level 1	$8,328,466

Level 2	-

Level 3	-

Total Investments	$8,328,466

(a)	As of and during the nine month period ended February 28, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of February 28, 2018, from the valuation input levels used on May 31, 2017.

Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at February 28, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 6,951,384	$ 2,525,890	$ (1,148,808)	$ 1,377,082

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 23, 2018

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	April 23, 2018